CONSOLIDATED BALANCE SHEETS	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 872,573,460	$ 122,899,401	¥ 534,286,849
Term deposits-current	97,555,565	13,740,414	208,589,770
Restricted cash	107,666,733	15,164,542	186,340,321
Short-term investments			160,406,301
Accounts receivable, net	94,956,170	13,374,297	299,742,923
Inventories	392,790,141	55,323,334	417,009,148
Prepayments and other current assets	195,072,129	27,475,335	205,695,717
Total current assets	1,760,614,198	247,977,323	2,012,071,029
Non-current assets
Term deposits-non-current			20,000,000
Property, plant and equipment, net	323,112,366	45,509,425	397,356,795
Intangible assets, net	1,306,401	184,003	1,857,320
Operating lease right-of-use assets	76,821,285	10,820,052	86,597,121
Deferred income tax assets	20,747,021	2,922,157	6,132,499
Other non-current assets	6,730,378	947,954	12,683,090
Total non-current assets	428,717,451	60,383,591	524,626,825
Total assets	2,189,331,649	308,360,914	2,536,697,854
Current liabilities
Short-term bank borrowings	100,000,000	14,084,705	160,000,000
Notes payable (including notes payable of VIE without recourse to the Company were RMB316,832,113 and RMB167,282,688 as of December 31, 2022 and 2023, respectively)	167,282,688	23,561,274	316,832,113
Accounts payable (including accounts payable of VIE without recourse to the Company of RMB459,406,790 and RMB575,235,413 as of December 31, 2022 and 2023, respectively)	575,724,288	81,089,070	459,466,937
Income taxes payable (including income taxes payable of VIE without recourse to the Company of RMB1,501,992 and RMB1,195,114 as of December 31, 2022 and 2023, respectively)	1,357,913	191,258	1,898,065
Advances from customers (including advances from customers of VIE without recourse to the Company of RMB23,522,149 and RMB16,399,926 as of December 31, 2022 and 2023, respectively)	19,304,488	2,718,980	24,931,897
Deferred revenue-current (including deferred revenue-current of VIE without recourse to the Company of RMB37,539,733 and RMB41,755,097 as of December 31, 2022 and 2023, respectively)	41,755,097	5,881,082	37,539,733
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB175,352,229 and RMB151,286,008 as of December 31, 2022 and 2023, respectively)	165,511,396	23,311,795	192,092,943
Total current liabilities	1,070,935,870	150,838,164	1,192,761,688
Non-current liabilities
Deferred revenue-non-current (including deferred revenue non-current of VIE without recourse to the Company of RMB11,429,500 and RMB13,168,111 as of December 31, 2022 and 2023, respectively)	13,168,111	1,854,690	11,429,500
Deferred income tax liabilities (including deferred income tax liabilities of VIE without recourse to the Company of RMB1,398,279 and RMB2,362,494 as of December 31, 2022 and 2023, respectively)	2,362,494	332,750	1,398,279
Operating lease liabilities-non-current (including operating lease liabilities of VIE without recourse to the Company were RMB7,569,128 and RMB280,421 as of December 31, 2022 and 2023, respectively)	280,421	39,496	7,569,128
Other non-current liabilities (including other non-current liabilities of VIE without recourse to the Company of RMB13,441,382 and RMB8,968,519 as of December 31, 2022 and 2023, respectively)	8,968,519	1,263,189	13,441,382
Total non-current liabilities	24,779,545	3,490,125	33,838,289
Total liabilities	1,095,715,415	154,328,289	1,226,599,977
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Additional paid-in capital	1,964,138,365	276,643,103	1,915,825,641
Accumulated other comprehensive loss	(9,495,674)	(1,337,438)	(16,536,686)
Accumulated deficit	(861,126,804)	(121,287,174)	(589,290,822)
Total shareholders' equity	1,093,616,234	154,032,625	1,310,097,877
Total liabilities and shareholders' equity	2,189,331,649	308,360,914	2,536,697,854
Class A Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary Shares	90,031	12,681	89,428
Class B Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary Shares	¥ 10,316	$ 1,453	¥ 10,316